Summary of Significant Accounting Policies (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended March 31, 2021	For the Period from March 6, 2020 (Inception) Through March 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$60,633	$—
Income and Franchise Tax	(52,233)	—
Net Earnings	$8,400	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	—
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$—

Non-Redeemable Class B Common Stock
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$35,849,811	$(1,000)
Redeemable Net Earnings	(8,400)	—
Non-Redeemable Net Income (Loss)	$35,841,411	$(1,000)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	8,750,000	7,625,000
Income (Loss)/Basic and Diluted Non-Redeemable Class B Common Stock	$4.10	$—

	For the Period From March 6, 2020 (inception) Through December 31, 2020
	As Previously Report	Adjustments	As Restated
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	219,337	—	219,337
Income and Franchise Tax	(176,040)		(176,040)
Net Earnings	43,297	—	43,297
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	—	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	0.00	—	0.00
Non-Redeemable Class B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(408,237)	(38,860,942)	(39,269,179)
Redeemable Net Earnings	(43,297)	—	(43,297)
Non-Redeemable Net Loss	(451,534)	(38,860,942)	(39,312,476)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	8,750,000	—	8,750,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	(0.05)	(4.44)	(4.49)